Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Short-Term Debt [Line Items]
Total		$ 83,597		$ 83,029
Huaxia Bank Shanghai Branch Sales Department [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		3.95%
Maturity		September to October, 2025
Total		$ 13,700		14,087
Bank of Communications Shanghai Putuo Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.79%
Maturity	[1]	January, 2025
Total	[1]	$ 6,850		7,042
China Merchants Bank Shanghai Damuqiao Branch [Member]
Short-Term Debt [Line Items]
Maturity	[1]	March to May, 2025
Total	[1]	$ 6,823		4,225
Putuo Branch of Shanghai Pudong Development Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.30%
Maturity	[1]	May, 2025
Total	[1]	$ 4,110		4,225
Bank of Dalian Shanghai Jing’an Sub-branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.80%
Maturity	[1]	December, 2025
Total	[1]	$ 4,110		4,225
Industrial Bank Co., LTD. Shanghai Pudong Branch [Member]
Short-Term Debt [Line Items]
Maturity	[1]	April to June, 2025
Total	[1]	$ 4,110		2,817
China Minsheng Bank Co., LTD. Shanghai Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		3.35%
Maturity		August to September, 2025
Total		$ 3,973		4,225
Bank of Beijing Shanghai Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.45%
Maturity	[1]	June, 2025
Total	[1]	$ 2,740		4,225
China CITIC Bank Shanghai Pudian Road Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.25%
Maturity	[1]	March, 2025
Total	[1]	$ 2,740		2,679
Bank of Nanjing North Bund Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.50%
Maturity	[1]	March, 2025
Total	[1]	$ 2,740		3,521
China Construction Bank Shanghai Jing’an Branch [Member]
Short-Term Debt [Line Items]
Maturity	[1]	March to June, 2025
Total	[1]	$ 2,740		4,225
ICBC Shanghai Zhang Jiang high tech Park Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.25%
Maturity	[1]	December, 2025
Total	[1]	$ 2,740		2,817
Xiamen International Bank Shanghai Jinqiao Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	5.20%
Maturity	[1]	June, 2025
Total	[1]	$ 2,740		2,817
Bank of Ningbo Co., LTD. Shanghai Lianyang Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.30%
Maturity	[1]	June, 2025
Total	[1]	$ 2,740		2,817
Bank of Jiangsu Co., LTD. Songjiang branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.85%
Maturity	[1]	January, 2025
Total		$ 2,740	[1]
Bank of China Limited Shanghai Zhabei Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.10%
Maturity	[1]	May to June, 2025
Total	[1]	$ 2,671		2,747
China Minsheng Bank Co., LTD. Shanghai branch One [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.35%
Maturity	[1]	August, 2025
Total		$ 2,055	[1]
Bank of Beijing Shanghai Branch One [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	3.45%
Maturity	[2]	January, 2025
Total		$ 1,370	[2]
Bank of Beijing Shanghai Branch Two [Member]
Short-Term Debt [Line Items]
Maturity		January to December, 2025
Total		$ 1,370
China CITIC Bank Shanghai Pudian Road Branch One [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		4.25%
Maturity		January to April, 2025
Total		$ 1,370		1,406
Bank of Nanjing North Bund Branch One [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	4.50%
Maturity	[2]	March to August, 2025
Total		$ 1,370	[2]
Bank of China Limited Shanghai Zhabei branch One [Member]
Short-Term Debt [Line Items]
Maturity	[2]	September to November, 2025
Total	[2]	$ 1,370		1,408
Huangpu Branch of Bank of Shanghai [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.85%
Maturity	[1]	March, 2025
Total	[1]	$ 1,370		1,408
Agricultural Bank of China Co., LTD. Shanghai Minhang Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	2.90%
Maturity	[2]	November, 2025
Total	[2]	$ 1,370		1,408
Agricultural Bank of China Co., LTD. Shanghai Xuhui branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	2.90%
Maturity	[2]	November, 2025
Total		$ 1,370	[2]
China Merchants Bank Shanghai Damuqiao Branch One [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	3.60%
Maturity	[2]	May, 2025
Total		$ 1,356	[2]
Guangfa Bank Co., LTD. Shanghai Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		3.80%
Maturity	[2]	February, 2025
Total	[2]	$ 959		986
HSBC Bank (China) Limited Shanghai Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.85%
Maturity	[1]	March, 2024
Total				4,225	[1]
China Merchants Bank Shanghai Damuqiao Branch Two [Member]
Short-Term Debt [Line Items]
Maturity		May to September, 2024
Total				4,085
Huangpu Branch of Bank of Shanghai One [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	4.45%
Maturity	[2]	February, 2024
Total	[2]			$ 1,409
Minimum [Member] | China Merchants Bank Shanghai Damuqiao Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.30%
Minimum [Member] | Industrial Bank Co., LTD. Shanghai Pudong Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.00%
Minimum [Member] | China Construction Bank Shanghai Jing’an Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.45%
Minimum [Member] | Bank of Beijing Shanghai Branch Two [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		3.10%
Minimum [Member] | Bank of China Limited Shanghai Zhabei branch One [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	2.70%
Minimum [Member] | China Merchants Bank Shanghai Damuqiao Branch Two [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		4.00%
Maximum [Member] | China Merchants Bank Shanghai Damuqiao Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.50%
Maximum [Member] | Industrial Bank Co., LTD. Shanghai Pudong Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.95%
Maximum [Member] | China Construction Bank Shanghai Jing’an Branch [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.85%
Maximum [Member] | Bank of Beijing Shanghai Branch Two [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		3.45%
Maximum [Member] | Bank of China Limited Shanghai Zhabei branch One [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	2.95%
Maximum [Member] | China Merchants Bank Shanghai Damuqiao Branch Two [Member]
Short-Term Debt [Line Items]
Annual Interest Rate		5.01%

[1]	As of December 31, 2023 and 2024, the bank borrowings of $54,015 and $54,019 were guaranteed by SunCar Online, one of subsidiaries of the Group.
[2]	As of December 31, 2023 and 2024, the bank borrowings of $5,211 and $9,165 were guaranteed by Shengda Automobile, one of subsidiaries of the Group.